CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 88,871	$ 54,133
Restricted cash	3,145	423
Short-term investments	302,267	175,245
Accounts receivable, net of allowance of $712 and $879 for 2012 and 2013, respectively	126,996	99,578
Amount due from related parties	1,168
Inventories	45,097	47,774
Other current assets	25,447	9,752
Deferred tax assets	5,989	9,055
Total current assets	598,980	395,960
Non-current assets:
Long-term investments	21,781	14,015
Goodwill	31,087	32,561
Property, plant and equipment, net	279,254	264,381
Intangible assets, net	7,128	7,268
Prepaid land use rights	5,604	5,564
Deferred tax assets	251	3,037
Other non-current assets	4,782	19,749
Total non-current assets	349,887	346,575
Total assets	948,867	742,535
Current liabilities:
Short-term bank borrowings, including current portion of long-term debt	67,853	59,089
Accounts payable	33,477	21,808
Amounts due to a related party	218
Accrued liabilities	34,605	27,411
Deferred revenue	28,149	17,052
Advanced subsidies	13,958	9,265
Other taxes payable	107	1,581
Income tax payable	7,104	4,305
Other current liabilities	8,634	6,910
Total current liabilities	194,105	147,421
Non-current liabilities:
Long-term debt, excluding current portion	11,124	5,697
Advanced subsidies	2,295	2,663
Long-term payables		732
Other non-current liabilities	6,594	7,799
Total non-current liabilities	20,013	16,891
Total liabilities	214,118	164,312
Commitments and contingencies (Note 20)
Equity:
Ordinary shares ($0.02 par value: 5,002,500,000 shares authorized as of December 31, 2012 and 2013; 561,121,002 and 572,270,834 issued and outstanding as of December 31, 2012 and 2013, respectively)	11,445	11,222
Additional paid-in capital	353,173	331,714
Accumulated earnings	303,171	188,604
Accumulated other comprehensive income	66,960	46,683
Total equity	734,749	578,223
Total liabilities and equity	$ 948,867	$ 742,535